SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF RESTRICTED CASH IN STATEMENT OF CASH FLOW

Cash and restricted cash (restricted for debt service coverage) reported on our condensed consolidated balance sheets are reconciled to the total shown on our unaudited condensed consolidated statements of cash flows as follows:

	September 30, 2025	September 30, 2024
Cash	$2,581,219	$925,270
Restricted cash	922,198	1,428,422
Total cash and restricted cash	$3,503,417	$2,353,692

The reconciliation of cash and restricted cash reported within the applicable balance sheet accounts that sum to the total of cash and restricted cash presented in the statement of cash flows is as follows:

	December 31, 2024	December 31, 2023
Cash	$372,695	$1,329,016
Restricted cash	1,424,999	1,409,895
Total cash and restricted cash	$1,797,694	$2,738,911

SCHEDULE OF ESTIMATED USEFUL LIVE PROPERTY AND EQUIPMENT
Useful Life (in years)
Computer equipment	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term

SCHEDULE OF WARRANT LIABILITIES MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION

The following reconciles the warrant liabilities for the years ended December 31, 2024 and 2023:

	Years ended December 31, 2024 and 2023
	Series B warrant liabilities	Placement agent warrants	Total
Beginning balance, December 31, 2022	$6,384,250	$48,900	$6,433,150
Unrealized (gain) loss	(5,534,931)	(48,575)	(5,583,506)[1]
Warrants exercised or transferred	(580,651)	-	(580,651)
Ending balance, December 31, 2023	268,668	325	268,993
Unrealized (gain) loss	(156,000)	-	(156,000)
Warrants exercised or exchanged	(112,667)	-	(112,667)
Ending balance, December 31, 2024	$-	$325	$325

[1]	Recognition and change in fair value of warrant liabilities per income statement is $5,503,647. The difference of $79,859 is made up of the Warrant issuance costs.

SCHEDULE OF GAIN OR LOSSES RECOGNIZED FAIR VALUE

	December 31, 2024	December 31, 2023
Beginning balance – January 1	$159,867	$2,709,478

Acquisitions and Settlements	-	(3,260,403)

Period adjustments:
Fair value and estimate changes*	47,761	1,716,873
Earn-out payable in common shares	(17,628)	(159,867
Earn-out transferred to loans payable, related parties	(190,000)	(846,214

Ending balance	$-	$159,867
Less: Current portion	-	(159,867)
Ending balance, less current portion	$-	$-

*	Recorded as change in estimated acquisition earn-out payables on the consolidated statements of operations.

SCHEDULE OF DISAGGREGATION REVENUE

The following table disaggregates the Company’s revenue by line of business, showing commissions earned:

Period Ended September 30, 2024	Medical	Life	Property and Casualty	Total

Three months ended September 30, 2025	$1,774,019	$30,590	$691,366	$2,495,975
Three months ended September 30, 2024	$2,422,523	$46,808	$972,127	$3,441,458
Nine months ended September 30, 2025	$7,248,223	$95,320	$2,475,329	$9,818,872
Nine months ended September 30, 2024	$8,095,631	$141,811	$2,519,145	$10,757,238

The following table disaggregates the Company’s revenue by line of business, showing commissions earned:

Year ended	Medical	Life	Property and Casualty	Total

December 31, 2024	$10,436,750	$171,949	$3,445,662	$14,054,361
December 31, 2023	$10,825,064	$170,759	$2,735,463	$13,731,826

SCHEDULE OF DISCONTINUED OPERATIONS ON CONDENSED CONSOLIDATED BALANCE SHEETS AND STATEMENTS OF OPERATIONS

The following table rolls forward Medigap’s assets and liabilities from their carrying values pre-abandonment to their values post abandonment, and presents the impact of reclassifications, impairments, and write-offs:

Medigap Related Assets	Carrying Value Prior To Abandonment	Asset and Liability Transfers Retained by the Company	Asset Impairments and Liability Write-Offs	Carrying Value as of December 31, 2023

Accounts receivable	$56,398	$-	$(56,398)	$-
Accounts receivable, related party	3,595	-	(3,595)	-
Other receivables	5,388	-	(5,388)	-
Current assets – Medigap	$65,381	$-	$(65,381)	$-

Property and equipment, net	$22,378	$-	$(22,378)	$-
Right-of-use assets	119,594	-	(119,594)	-
Intangibles, net	4,570,536	(4,258,214)[1]	(312,322)	-
Goodwill	4,825,634	-	(4,825,634)	-
Other assets - Medigap	$9,538,142	$(4,258,214)	$(5,279,928)	$-

Total assets - Medigap	$9,603,523	$(4,258,214)	$(5,345,309)	$-

Accounts payable and other accrued liabilities	$4,157	$-	$(4,157)	$-
Short term financing agreements	29,500	(29,500)	-	-
Chargeback reserve	831,725	-	(831,725)[2]	-
Current portion of leases payable	134,517	-	(134,517)[3]	-
Other liabilities	9,842	-	(9,842)[3]	-
Current liabilities - Medigap	$1,009,741	$(29,500)	$(980,241)	$-

Total liabilities - Medigap	$1,009,741	$(29,500)	$(980,241)	$-

Net assets and liabilities - Medigap	$8,593,782	$(4,228,714)	$(4,365,068)	$-

1	Includes customer relationships and internally developed and purchased software intangible assets that have continued value to the Company and have not been impaired as the fair value exceeds carrying cost. See Note 6, Goodwill and Other Intangible Assets where during fiscal year 2024, the Company subsequently impaired these assets.
2	Estimated liability write-off per net zero dollar estimated liability value.
3	Liability discharge pursuant to the Settlement Agreement.

The following tables disaggregate the major classes of pretax gain and loss as presented in discontinued operations in the consolidated statements of operations.

	Year Ended December 31, 2024	Year Ended December 31, 2023
Income
Commission income	$-	$744,030

Expenses
Commission expense	-	110,639
Salaries and wages	-	454,663
General and administrative	-	129,363
Marketing and advertising	-	426,818
Depreciation and amortization	-	7,283
Other expenses (income)	-	(3,902)
Total discontinued operations expenses before impairments and write-offs	-	1,124,864
Total discontinued operations income / (loss) before impairments and write-offs	$-	$(380,834)
Gains and (losses) from recoveries and impairments / write-offs of discontinued operations assets and liabilities

Settlement Recovery, net of costs	$-	$2,761,190

Asset impairment losses
Accounts receivable	-	56,398
Accounts receivable, related parties	-	3,595
Other receivables	-	5,388
Property and equipment, net	-	22,378
Right-of-use assets	-	119,593
Intangibles, net	-	312,322
Goodwill	-	4,825,634
Total asset impairments	$-	$5,345,308

Liability write-off gains
Accounts payable and other accrued liabilities	-	4,154
Other payables	-	9,842
Chargeback reserve	-	831,725
Current portion of leases payable	-	134,517
Total liability write-off gains	$-	$980,238

Discontinued operations net asset and liability impairments / write-offs gains and (losses)	$-	$4,365,070

Net gains and (losses) from recoveries and impairments / write-offs from discontinued operations assets and liabilities	$-	$(1,603,880)

Loss from discontinued operations before tax	$-	$(1,984,714)

Consolidated statement of operations - Loss from discontinued operations before tax	$-	$(1,984,714)

SCHEDULE OF CONCENTRATIONS OF REVENUES

The following are customers representing 10% or more of total revenue:

	Three Months Ended September 30,
Insurance Carrier	2025	2024
Priority Health	29%	29%
BlueCross BlueShield	25%	17%

	Nine Months Ended September 30,
Insurance Carrier	2025	2024
Priority Health	31%	33%
BlueCross BlueShield	17%	13%

Insurance Carrier	December 31, 2024	December 31, 2023
Priority Health	32%	35%
BlueCross BlueShield	18%	15%